CASH AND CASH EQUIVALENTS - Schedule of Cash, Cash Equivalents and Short Term Investments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Cash on hand	R 116.8	R 131.3
Access deposits and income funds	392.4	2,328.7
Restricted cash	12.3	11.4
Cash and cash equivalents	521.5	2,471.4	R 2,525.6	R 2,180.0
Interest earned on cash and cash equivalents	148.5	R 190.2	R 111.8
Environmental rehabilitation
Disclosure of financial assets [line items]
Restricted cash	5.2
Various utilities
Disclosure of financial assets [line items]
Restricted cash	R 5.1
Top of range
Disclosure of financial assets [line items]
Effective annual yields	9.40%
Bottom of range
Disclosure of financial assets [line items]
Effective annual yields	8.90%